Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenue	$ 715,102	$ 674,852
Costs and expenses:
Direct costs	505,293	475,497
Selling, general and administrative expense	87,196	81,912
Depreciation and amortization	16,322	15,497
Total costs and expenses	608,811	572,906
Income from operations	106,291	101,946
Interest income	1,809	1,745
Interest expense	(3,181)	(3,354)
Income before provision for income taxes	104,919	100,337
Provision for income taxes	(12,590)	(12,040)
Net income	92,329	88,297
Net income attributable to noncontrolling interest	(633)	0
Net income attributable to the Group	$ 91,696	$ 88,297
Net income per Ordinary Share attributable to the Group (note 10):
Basic (USD per share)	$ 1.63	$ 1.64
Diluted (USD per share)	$ 1.62	$ 1.63
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	53,348,355	53,845,407
Diluted (in shares)	53,905,022	54,142,510